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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_] Amendment Number : ________

   This Amendment (Check only one.):    [_] is a restatement
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CHC Partners, L.L.C.
Address: c/o Columbus Hill Capital Management, L.P.
         830 Morris Turnpike
         Short Hills, NJ, 07078

Form 13F File Number: 028-12245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George Kim*
Title: Authorized Signatory
Phone: 973-921-3420

Signature, Place, and Date of Signing:

     /s/ George Kim*          Short Hills, NJ              November 14, 2012
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       (Signature)             (City, State)                    (Date)

* Signed as attorney-in-fact on behalf of Kevin D. Eng purusant to Power of Attorney dated February 13, 2012 and included as Exhibit 99.1 to this filing.

Report Type (Check only one.):

[_] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number  Name

     028-12244             Columbus Hill Capital Management, L.P.

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